LOANS AND BORROWINGS - Short-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term borrowings
Weighted average interest rates of short-term borrowings	7.93%	5.27%
Accounts receivable
Short-term borrowings
Assets to secure short-term loans and borrowings	¥ 11,615	¥ 19,914